UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09333

Oppenheimer Main Street Small- & Mid- Cap Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: June 30

Date of reporting period: 3/28/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS March 28, 2013* / Unaudited

	Shares	Value

Common Stocks—97.0%

Consumer Discretionary—15.3%

Auto Components—2.3%
BorgWarner, Inc.[1]	447,540	$34,612,744

Dana Holding Corp.	2,693,262	48,020,861

		82,633,605

Hotels, Restaurants & Leisure—1.7%
Dunkin’ Brands Group, Inc.	1,197,505	44,163,984

Norwegian Cruise Line Holdings Ltd.[1]	586,540	17,390,911

		61,554,895

Household Durables—0.9%
Toll Brothers, Inc.[1]	888,319	30,416,043

Media—2.4%
Imax Corp.[1]	3,177,633	84,938,130

Specialty Retail—5.1%
CarMax, Inc.[1]	690,259	28,783,800

O’Reilly Automotive, Inc.[1]	447,410	45,881,896

Pier 1 Imports, Inc.	1,560,193	35,884,439

Ross Stores, Inc.	1,202,050	72,868,271

		183,418,406

Textiles, Apparel & Luxury Goods—2.9%
Fossil, Inc.[1]	368,461	35,593,332

PVH Corp.	639,011	68,252,765

		103,846,097

Consumer Staples—1.2%

Food Products—1.2%
Flowers Foods, Inc.	1,275,394	42,011,478

Energy—8.1%

Energy Equipment & Services—2.9%
National Oilwell Varco, Inc.	1,453,850	102,859,887

Oil, Gas & Consumable Fuels—5.2%
CVR Energy, Inc., Escrow Shares[1,2]	155,957	—

HollyFrontier Corp.	460,625	23,699,156

Kosmos Energy Ltd.[1]	1,380,855	15,603,662

MPLX LP	560,350	20,985,107

Noble Energy, Inc.	382,740	44,267,708

PAA Natural Gas Storage LP	930,353	19,900,251

QEP Resources, Inc.	1,916,750	61,029,320

		185,485,204

Financials—25.2%

Commercial Banks—4.7%
CapitalSource, Inc.	3,680,009	35,401,687

Comerica, Inc.	1,654,980	59,496,531

Commerce Bancshares, Inc.	456,280	18,629,912

	Shares	Value

Commercial Banks (Continued)
Huntington Bancshares, Inc.	7,296,713	$53,922,709

		167,450,839

Consumer Finance—3.2%
Discover Financial Services	2,547,580	114,233,487

Diversified Financial Services—2.4%
Moody’s Corp.	529,045	28,208,680

MSCI, Inc.[1]	1,650,941	56,016,428

		84,225,108

Insurance—4.5%
AmTrust Financial Services, Inc.	598,980	20,754,657

Fidelity National Financial, Inc., Cl. A	2,733,010	68,953,843

Lincoln National Corp.	1,608,110	52,440,467

Willis Group Holdings plc	468,080	18,484,479

		160,633,446

Real Estate Investment Trusts (REITs)—7.4%
CYS Investments, Inc.	1,503,425	17,650,210

Digital Realty Trust, Inc.	1,741,823	116,545,377

Hatteras Financial Corp.	1,601,679	43,934,055

LaSalle Hotel Properties	539,280	13,686,926

Mid-America Apartment Communities, Inc.	408,770	28,229,656

Starwood Property Trust, Inc.	1,619,056	44,944,995

		264,991,219

Thrifts & Mortgage Finance—3.0%
Ocwen Financial Corp.[1]	1,366,510	51,818,059

People’s United Financial, Inc.	4,010,630	53,902,867

		105,720,926

Health Care—14.3%

Biotechnology—2.2%
Cepheid, Inc.[1]	1,123,573	43,111,496

Medivation, Inc.[1]	328,568	15,367,125

Onyx Pharmaceuticals, Inc.[1]	245,000	21,770,700

		80,249,321

Health Care Equipment & Supplies—2.3%
CareFusion Corp.[1]	789,860	27,637,202

Cooper Cos., Inc. (The)	331,180	35,727,698

DexCom, Inc.[1]	1,141,961	19,093,588

		82,458,488

Health Care Providers & Services—4.9%
Catamaran Corp.[1]	135,278	7,173,792

Community Health Systems, Inc.	611,302	28,969,602

1      OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

	Shares	Value

HealthSouth Corp.[1]	1,797,574	$47,402,026

Omnicare, Inc.	697,733	28,411,688

WellCare Health Plans, Inc.[1]	1,084,490	62,857,041

		174,814,149

Pharmaceuticals—4.9%
Actavis, Inc.[1]	1,341,300	123,547,143

Questcor Pharmaceuticals, Inc.	779,217	25,355,721

Zoetis, Inc.[1]	784,487	26,201,866

		175,104,730

Industrials—16.7%

Aerospace & Defense—3.6%
B/E Aerospace, Inc.[1]	647,801	39,055,922

L-3 Communications Holdings, Inc.	654,810	52,987,225

Triumph Group, Inc.	477,750	37,503,375

		129,546,522

Commercial Services & Supplies—2.6%
Waste Connections, Inc.	2,560,130	92,113,477

Construction & Engineering—1.0%
KBR, Inc.	1,152,860	36,983,749

Electrical Equipment—0.7%
Regal-Beloit Corp.	295,620	24,110,767

Machinery—3.7%
AGCO Corp.	1,202,710	62,685,245

Joy Global, Inc.	605,370	36,031,623

Wabtec Corp.	333,727	34,076,864

		132,793,732

Professional Services—3.1%
Robert Half International, Inc.	2,444,100	91,727,073

Towers Watson & Co., Cl. A	264,980	18,368,414

		110,095,487

Road & Rail—1.1%
Old Dominion Freight Line, Inc.[1]	986,661	37,690,450

Trading Companies & Distributors—0.9%
MSC Industrial Direct Co., Inc., Cl. A	376,501	32,296,256

Information Technology—10.8%

Communications Equipment—1.4%
Aruba Networks, Inc.[1]	2,034,239	50,327,073

Computers & Peripherals—2.2%
Western Digital Corp.	1,535,552	77,207,555

IT Services—0.7%
Amdocs Ltd.	727,075	26,356,469

Semiconductors & Semiconductor Equipment—2.6%
Semtech Corp.[1]	542,595	19,202,437

Skyworks Solutions, Inc.[1]	3,367,994	74,196,908

		93,399,345

	Shares	Value

Software—3.9%
Fortinet, Inc.[1]	1,762,256	$41,730,222

Synopsys, Inc.[1]	1,353,046	48,547,290

TIBCO Software, Inc.[1]	2,390,394	48,333,767

		138,611,279

Materials—4.9%

Chemicals—3.2%
Cytec Industries, Inc.	965,650	71,535,352

W.R. Grace & Co.[1]	569,192	44,118,072

		115,653,424

Containers & Packaging—1.0%
Packaging Corp. of America	822,642	36,911,947

Metals & Mining—0.7%
Compass Minerals International, Inc.	329,090	25,965,201

Utilities—0.5%

Water Utilities—0.5%
Aqua America, Inc.	611,114	19,213,424

Total Common Stocks (Cost $2,778,923,487)		3,466,321,615

Investment Company—3.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.14%[3,4]
(Cost $113,418,706)	113,418,706	113,418,706

Total Investments, at Value (Cost $2,892,342,193)	100.2%	3,579,740,321

Liabilities in Excess of Other Assets	(0.2)	(8,456,105)

Net Assets	100.0%	$3,571,284,216

2      OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Footnotes to Statement of Investments

*March 28, 2013 represents the last business day of the Fund’s quarterly period. See accompanying Notes.

1. Non-income producing security.

2. Escrow shares received as the result of issuer reorganization.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 28, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares June 29, 2012[a]	Gross Additions	Gross Reductions	Shares March 28, 2013

Oppenheimer Institutional Money Market Fund, Cl. E	65,788,312	829,800,696	782,170,302	113,418,706
Renewable Energy Group	818,930	7,515	826,445	—

		Value	Income	Realized Loss

Oppenheimer Institutional Money Market Fund, Cl. E		$113,418,706	$117,773	$—
Renewable Energy Group		—	—	2,996,346

Total		$113,418,706	$117,773	$2,996,346

a. June 29, 2012 represents the last business day of the Fund’s 2012 fiscal year. See accompanying Notes.

4. Rate shown is the 7-day yield as of March 28, 2013.

3      OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Quarterly and Annual Periods. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when

4      OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

5      OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

6      OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of March 28, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$546,807,176	$—	$—	$546,807,176
Consumer Staples	42,011,478	—	—	42,011,478
Energy	288,345,091	—	—	288,345,091
Financials	897,255,025	—	—	897,255,025
Health Care	512,626,688	—	—	512,626,688
Industrials	595,630,440	—	—	595,630,440
Information Technology	385,901,721	—	—	385,901,721
Materials	178,530,572	—	—	178,530,572
Utilities	19,213,424	—	—	19,213,424
Investment Company	113,418,706	—	—	113,418,706

Total Assets	$3,579,740,321	$—	$—	$3,579,740,321

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 28, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$2,895,006,607

Gross unrealized appreciation	$692,960,035
Gross unrealized depreciation	(8,226,321)

Net unrealized appreciation	$684,733,714

7      OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/28/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small- & Mid- Cap Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	5/8/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.

William F. Glavin, Jr.
Principal Executive Officer
Date:	5/8/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	5/8/2013